Earnings (Loss) Per Share - Schedule of Antidilutive Securities Excluded from Computation (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share options	35,764,660
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Redeemable convertible preferred shares		51,236,189	51,236,189